Schedule of Investments (unaudited)
August 31, 2022
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
TransDigm Group, Inc.	125,542	$ 75,374,161
Automobiles — 3.7%
Tesla, Inc.(a)	445,869	122,885,955
Capital Markets — 4.6%
Blackstone, Inc.	343,877	32,303,805
S&P Global, Inc.	333,439	117,430,547
		149,734,352
Chemicals — 1.2%
Sherwin-Williams Co.	170,152	39,492,279
Electronic Equipment, Instruments & Components — 0.6%
Zebra Technologies Corp., Class A(a)	69,286	20,899,429
Equity Real Estate Investment Trusts (REITs) — 1.3%
Prologis, Inc.	342,335	42,624,131
Health Care Equipment & Supplies — 2.9%
IDEXX Laboratories, Inc.(a)	120,208	41,786,705
Intuitive Surgical, Inc.(a)	260,140	53,521,204
		95,307,909
Health Care Providers & Services — 3.2%
Humana, Inc.	58,168	28,024,179
UnitedHealth Group, Inc.	147,921	76,819,813
		104,843,992
Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill, Inc.(a)	28,280	45,157,504
Domino’s Pizza, Inc.	29,523	10,978,423
Evolution AB(b)	559,116	44,731,121
		100,867,048
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A(a)(c)	1,502,368	162,586,265
Match Group, Inc.(a)(c)	1,046,170	59,139,990
		221,726,255
Internet & Direct Marketing Retail — 9.2%
Amazon.com, Inc.(a)	2,385,987	302,471,572
IT Services — 8.4%
Adyen NV(a)(b)	10,580	16,326,475
Mastercard, Inc., Class A	234,228	75,976,536
MongoDB, Inc.(a)(c)	120,904	39,035,065
Visa, Inc., Class A	728,129	144,686,514
		276,024,590
Life Sciences Tools & Services — 6.4%
Danaher Corp.	314,359	84,848,638
Lonza Group AG, Registered Shares	77,832	41,509,364
Thermo Fisher Scientific, Inc.	153,766	83,851,675
		210,209,677
Oil, Gas & Consumable Fuels — 1.9%
EQT Corp.	614,633	29,379,457
Hess Corp.	261,170	31,544,113
		60,923,570
Personal Products — 0.6%
Olaplex Holdings, Inc.(a)(c)	1,384,853	18,446,242
Pharmaceuticals — 3.1%
AstraZeneca PLC, ADR	819,708	51,133,385
Zoetis, Inc.	333,901	52,265,524
		103,398,909
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.9%
ASML Holding NV, Registered Shares	179,289	$ 87,840,853
Marvell Technology, Inc.	1,480,853	69,333,537
NVIDIA Corp.	455,087	68,690,832
		225,865,222
Software — 19.3%
Adobe, Inc.(a)	56,756	21,194,960
Bill.com Holdings, Inc.(a)(c)	163,816	26,518,534
Cadence Design Systems, Inc.(a)	233,053	40,497,620
Intuit, Inc.	341,278	147,357,015
Microsoft Corp.	1,163,747	304,284,928
ServiceNow, Inc.(a)	208,898	90,791,249
		630,644,306
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	1,329,157	208,970,063
Textiles, Apparel & Luxury Goods — 5.0%
LVMH Moet Hennessy Louis Vuitton SE	146,198	94,336,734
NIKE, Inc., Class B	643,349	68,484,501
		162,821,235
Total Common Stocks — 96.9% (Cost: $2,113,122,834)		3,173,530,897
Preferred Securities
Preferred Stocks — 0.9%
Interactive Media & Services — 0.9%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $20,129,982)(a)(d)(e)	183,711	29,458,009
Total Preferred Securities — 0.9% (Cost: $20,129,982)		29,458,009
Total Long-Term Investments — 97.8% (Cost: $2,133,252,816)		3,202,988,906
Short-Term Securities(f)(g)
Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	63,340,613	63,340,613
SL Liquidity Series, LLC, Money Market Series, 2.47%(h)	59,228,637	59,234,560
Total Short-Term Securities — 3.8% (Cost: $122,567,683)		122,575,173
Total Investments — 101.6% (Cost: $2,255,820,499)		3,325,564,079
Liabilities in Excess of Other Assets — (1.6)%		(51,890,582)
Net Assets — 100.0%		$ 3,273,673,497
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $29,458,009, representing 0.9% of its net assets as of period end, and an original cost of $20,129,982.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 95,737,315	$ —	$ (32,396,702)(a)	$ —	$ —	$ 63,340,613	63,340,613	$ 172,815	$ —
SL Liquidity Series, LLC, Money Market Series	11,761,599	47,464,297(a)	—	3,332	5,332	59,234,560	59,228,637	5,528(b)	—
				$ 3,332	$ 5,332	$ 122,575,173		$ 178,343	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 75,374,161	$ —	$ —	$ 75,374,161
Automobiles	122,885,955	—	—	122,885,955
Capital Markets	149,734,352	—	—	149,734,352
Chemicals	39,492,279	—	—	39,492,279
Electronic Equipment, Instruments & Components	20,899,429	—	—	20,899,429
Equity Real Estate Investment Trusts (REITs)	42,624,131	—	—	42,624,131

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Capital Appreciation Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$ 95,307,909	$ —	$ —	$ 95,307,909
Health Care Providers & Services	104,843,992	—	—	104,843,992
Hotels, Restaurants & Leisure	56,135,927	44,731,121	—	100,867,048
Interactive Media & Services	221,726,255	—	—	221,726,255
Internet & Direct Marketing Retail	302,471,572	—	—	302,471,572
IT Services	259,698,115	16,326,475	—	276,024,590
Life Sciences Tools & Services	168,700,313	41,509,364	—	210,209,677
Oil, Gas & Consumable Fuels	60,923,570	—	—	60,923,570
Personal Products	18,446,242	—	—	18,446,242
Pharmaceuticals	103,398,909	—	—	103,398,909
Semiconductors & Semiconductor Equipment	225,865,222	—	—	225,865,222
Software	630,644,306	—	—	630,644,306
Technology Hardware, Storage & Peripherals	208,970,063	—	—	208,970,063
Textiles, Apparel & Luxury Goods	68,484,501	94,336,734	—	162,821,235
Preferred Securities	—	—	29,458,009	29,458,009
Short-Term Securities
Money Market Funds	63,340,613	—	—	63,340,613
	$ 3,039,967,816	$ 196,903,694	$ 29,458,009	3,266,329,519
Investments valued at NAV(a)				59,234,560
				$ 3,325,564,079
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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